Waddell & Reed
                    Advisors Funds
                    Bond Fund

                    Semiannual
                    Report
                    --------------
                    March 31, 2003

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        18     Statement of Assets and Liabilities

        19     Statement of Operations

        20     Statement of Changes in Net Assets

        21     Financial Highlights

        25     Notes to Financial Statements

        31     Independent Auditors' Report

        32     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Bond Fund current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF BOND FUND
---------------------------------------------------------------------------
     March 31, 2003

Dear Shareholder,


Enclosed is our report on your Fund's operations for the six months ended March 31, 2003.

While the last six months brought the onset of war with Iraq, along with the continuation of geopolitical turmoil, we did see some positive economic news during the period. The U.S. economy has been resilient, despite enduring many challenges.

Two primary things occurred over the last six months that positively affected the financial markets. First, the Federal Reserve reduced short-term interest rates on November 6 to 1.25 percent, the lowest level in many years. Second, when war did break out in mid-March, the markets rose, anticipating a favorable resolution. Uncertainty continues to weigh on the markets, however, in terms of the ultimate outcome of the war and the direction and strength of the economy.

While we do expect equity market volatility to continue for the near term, the underlying trends lead us to believe that the prospects for stocks are positive. We anticipate some form of tax relief later in 2003, both in terms of the acceleration of tax reductions in place since 2002 and, hopefully, relief on the double taxation of dividends. We believe the equity markets have the potential for positive returns in 2003.

By March 31, the primary equity indexes had in fact turned in positive results, although the uncertainty surrounding the war and economic conditions remains a wild-card factor going forward. For the last six months, the S&P 500 Index increased 5.04 percent. The other two major indexes had slightly better returns, with the Nasdaq Composite Index increasing 14.43 percent over the last six months and the Dow Jones Industrial Average increasing 6.89 percent for the period.

Bonds also generally had positive returns during the period, although they were not quite as strong as stocks, as evidenced by the Citigroup Broad Investment Grade Index's increase of 3.03 percent for the period. Low and declining inflation rates and an accommodative Federal Reserve have aided bond performance over the last six months.

The very nature of U.S. financial markets is one of fluctuation. While ongoing change can be disconcerting, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program over time take advantage of opportunities presented by the market's periodic downdrafts.

Ultimately, we believe that it is essential for investors to have a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investments on a regular basis to ensure that they adhere to current risk tolerance and are adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market gyrations. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.


Respectfully,


Henry J. Herrmann
President

SHAREHOLDER SUMMARY OF BOND FUND
----------------------------------------------------------------------
Bond Fund

GOAL
To seek a reasonable return with emphasis on preservation of capital.

STRATEGY
Invests primarily in investment grade domestic, and to a lesser extent foreign, debt securities, typically corporate and government bonds.

Founded
1964

Scheduled Dividend Frequency
Monthly


Performance Summary -- Class A Shares
Per Share Data
For the Six Months Ended March 31, 2003
--------------------------------------------

Dividends paid                   $0.15
                                 =====

Net asset value on
  3-31-03                        $6.54
  9-30-02                         6.49
                                 -----
Change per share                 $0.05
                                 =====

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF BOND FUND
----------------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 3-31-03     4.74%       11.13%           6.14%        10.14%
 5-year period
  ended 3-31-03     5.15%        6.40%            ---           ---
10-year period
  ended 3-31-03     6.01%        6.65%            ---           ---
Since inception
  of Class (F)       ---          ---            6.24%         6.95%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)9-9-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
Period            Class C(B)  Class Y(C)
------            ----------  ----------
1-year period
  ended 3-31-03     10.18%       11.47%
5-year period
  ended 3-31-03      ---          6.71%
10-year period
  ended 3-31-03      ---          ---
Since inception
  of Class (D)       6.93%        7.12%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)9-9-99 for Class C shares and 6-19-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF BOND FUND
----------------------------------------------------------------------
Portfolio Highlights

On March 31, 2003, Waddell & Reed Advisors Bond Fund had net assets totaling $904,864,034 invested in a diversified portfolio of:

   97.15% Bonds
    2.85% Cash and Cash Equivalents

As a shareholder of Waddell & Reed Advisors Bond Fund, for every $100 you had invested on March 31, 2003, your Fund owned:

Bonds:
 Corporate                 $48.53
 United States Government   44.82
 Other Government            3.80
Cash and Cash Equivalents    2.85

THE INVESTMENTS OF BOND FUND
     March 31, 2003

                                           Principal
                                           Amount in
                                           Thousands          Value

CORPORATE DEBT SECURITIES
Aircraft - 0.71%
 Raytheon Company,
   6.5%, 7-15-05 .........................    $6,000   $  6,450,012
                                                       ------------

Banks - 7.24%
 AmSouth Bancorporation,
   6.75%, 11-1-25 ........................     9,000      9,889,704
 Banco Nacional de Comercio Exterior, S.N.C.,
   7.25%, 2-2-04 .........................     3,500      3,648,750
 First Union Corporation,
   6.824%, 8-1-26 ........................     7,500      8,922,908
 HSBC Holdings plc,
   5.25%, 12-12-12 .......................     3,750      3,877,688
 ING Groep N.V.,
   5.5%, 5-11-05 (A) .....................  EUR4,000      4,569,098
 NBD Bank, National Association,
   8.25%, 11-1-24 ........................    $6,000      7,753,482
 NationsBank Corporation,
   8.57%, 11-15-24 .......................     5,000      6,545,865
 Nordic Investment Bank,
   2.75%, 1-11-06 ........................     3,250      3,305,049
 SouthTrust Bank of Alabama, National Association,
   7.69%, 5-15-25 ........................     9,750     11,500,729
 Wachovia Corporation,
   6.605%, 10-1-25 .......................     5,000      5,512,510
                                                       ------------
                                                         65,525,783
                                                       ------------

Beverages - 1.46%
 Coca-Cola Company (The),
   4.0%, 6-1-05 ..........................     3,350      3,517,497
 Coca-Cola Enterprises Inc.,
   6.7%, 10-15-36 ........................     5,500      6,179,673
 Diageo Capital plc,
   3.5%, 11-19-07 ........................     3,500      3,538,437
                                                       ------------
                                                         13,235,607
                                                       ------------

Broadcasting - 0.56%
 British Sky Broadcasting Group plc,
   7.3%, 10-15-06 ........................     4,750      5,082,500
                                                       ------------

Business Equipment and Services - 1.66%
 Pemex Project Funding Master Trust:
   8.5%, 2-15-08 .........................     4,200      4,751,250
   9.125%, 10-13-10 ......................     1,500      1,743,750
 Postal Square Limited Partnership,
   6.5%, 6-15-22 .........................     1,572      1,781,883
 Quebecor Printing Capital Corporation,
   6.5%, 8-1-27 ..........................     6,500      6,697,684
                                                       ------------
                                                         14,974,567
                                                       ------------

Communications Equipment - 0.36%
 Norse CBO, Ltd. and Norse CBO, Inc.,
   6.515%, 8-13-10 (B) ...................     3,221      3,269,601
                                                       ------------

Computers -- Main and Mini - 0.51%
 International Business Machines Corporation,
   5.375%, 3-31-05 (A) ...................  EUR4,000      4,572,447
                                                       ------------

Construction Materials - 0.22%
 Cemex, S.A. de C.V.,
   8.625%, 7-18-03 (B) ...................    $2,000      2,030,000
                                                       ------------

Containers - 0.36%
 Owens-Illinois, Inc.,
   7.15%, 5-15-05 ........................     3,250      3,217,500
                                                       ------------

Finance Companies - 7.57%
 Abitibi-Consolidated Company of Canada,
   6.95%, 12-15-06 .......................     5,250      5,405,484
 Ameritech Capital Funding Corporation,
   5.95%, 1-15-38 ........................     3,000      3,203,910
 Asset Securitization Corporation,
   7.49%, 4-14-29 ........................     6,000      6,908,934
 Associates Corporation of North America,
   6.25%, 11-1-08 ........................     4,250      4,772,818
 Bell Atlantic Financial Services, Inc.,
   7.6%, 3-15-07 .........................     5,000      5,705,620
 California Infrastructure and Economic Development
   Bank, Special Purpose Trust, PG&E-1,
   6.42%, 9-25-08 ........................     5,000      5,433,170
 Chase Manhattan - First Union Commercial
   Mortgage Trust,
   7.439%, 7-15-09 .......................     7,500      8,831,464
 Countrywide Home Loans, Inc.,
   6.5%, 8-25-29 .........................     5,043      5,170,009
 First Union National Bank Commercial Mortgage,
   7.841%, 3-15-10 .......................     7,500      9,080,305
 General Motors Acceptance Corporation:
   6.125%, 9-15-06 .......................     1,000      1,023,760
   8.875%, 6-1-10 ........................     6,500      7,129,135
 Westinghouse Electric Corporation,
   8.875%, 6-14-14 .......................     4,500      5,799,244
                                                       ------------
                                                         68,463,853
                                                       ------------

Food and Related - 2.02%
 ConAgra, Inc.,
   7.125%, 10-1-26 .......................     7,750      8,869,348
 GRUMA, S.A. de C.V.,
   7.625%, 10-15-07 ......................     3,500      3,535,000
 Unilever Capital Corporation,
   7.125%, 11-1-10 .......................     5,000      5,914,595
                                                       ------------
                                                         18,318,943
                                                       ------------

Forest and Paper Products - 1.78%
 Abitibi-Consolidated Inc.,
   8.3%, 8-1-05 ..........................     2,000      2,135,546
 Bowater Canada Finance Corporation,
   7.95%, 11-15-11 .......................     4,000      4,119,112
 Champion International Corporation:
   6.4%, 2-15-26 .........................     6,500      7,060,911
   6.65%, 12-15-37 .......................     2,500      2,763,247
                                                       ------------
                                                         16,078,816
                                                       ------------

Health Care -- General - 0.89%
 Bristol-Myers Squibb Company,
   5.75%, 10-1-11 ........................     7,500      8,046,300
                                                       ------------

Homebuilders, Mobile Homes - 0.32%
 Pulte Corporation,
   8.125%, 3-1-11 ........................     2,500      2,872,145
                                                       ------------

Hospital Supply and Management - 1.51%
 Anthem, Inc.,
   4.875%, 8-1-05 ........................     5,500      5,777,783
 HCA - The Healthcare Company:
   7.125%, 6-1-06 ........................     3,000      3,218,133
   8.75%, 9-1-10 .........................     4,000      4,697,884
                                                       ------------
                                                         13,693,800
                                                       ------------

Household -- General Products - 2.07%
 Kimberly-Clark Corporation,
   4.5%, 7-30-05 (B) .....................     5,500      5,811,173
 Procter & Gamble Company (The),
   8.0%, 9-1-24 ..........................    10,000     12,944,460
                                                       ------------
                                                         18,755,633
                                                       ------------

Insurance -- Life - 0.00%
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-00 (C) ....................       150          1,500
                                                       ------------

Mining - 0.17%
 Vale Overseas Limited,
   8.625%, 3-8-07 ........................     1,500      1,522,500
                                                       ------------

Motor Vehicle Parts - 0.01%
 Federal-Mogul Corporation,
   7.75%, 7-1-06 (C) .....................     1,000        130,000
                                                       ------------

Multiple Industry - 5.16%
 CHYPS CBO 1997-1 Ltd.,
   6.72%, 1-15-10 (B) ....................     8,031      5,220,414
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-05 ........................     1,500      1,503,750
 Comcast Cable Communications, Inc.,
   8.5%, 5-1-27 ..........................     4,250      5,254,045
 Ford Motor Credit Company,
   7.6%, 8-1-05 ..........................     7,500      7,645,305
 General Electric Capital Corporation,
   5.0%, 6-15-07 .........................    10,000     10,722,040
 General Electric Company,
   5.0%, 2-1-13 ..........................     3,000      3,067,974
 Household Finance Corporation,
   4.625%, 1-15-08 .......................     4,000      4,145,176
 TOLLROAD INVESTMENT PARTNERSHIP
   SERIES II,
   0.0%, 2-15-09 (B) .....................     2,000      1,576,156
 Tyco International Group S.A.,
   6.375%, 2-15-06 .......................     4,000      3,900,000
 Union Electric Co.,
   8.25%, 10-15-22 .......................     3,500      3,630,498
                                                       ------------
                                                         46,665,358
                                                       ------------

Petroleum -- Domestic - 0.41%
 Ocean Energy, Inc.,
   8.375%, 7-1-08 ........................     3,500      3,683,750
                                                       ------------

Petroleum -- International - 0.85%
 ChevronTexaco Capital Company,
   3.5%, 9-17-07 .........................     7,500      7,654,800
                                                       ------------

Petroleum -- Services - 0.84%
 Halliburton Company,
   6.75%, 2-1-27 .........................     7,250      7,612,500
                                                       ------------

Restaurants - 0.16%
 Host Marriott, L.P.,
   8.375%, 2-15-06 .......................     1,500      1,466,250
                                                       ------------

Retail -- General Merchandise - 0.93%
 Wal-Mart Stores, Inc.,
   4.375%, 7-12-07 .......................     8,000      8,455,600
                                                       ------------

Retail -- Specialty Stores - 0.88%
 Fred Meyer, Inc.,
   7.45%, 3-1-08 .........................     7,000      7,976,458
                                                       ------------

Security and Commodity Brokers - 0.72%
 CIT Group, Inc. (The),
   7.375%, 4-2-07 ........................     6,000      6,501,384
                                                       ------------

Utilities -- Electric - 3.69%
 Cleveland Electric Illuminating Co. (The),
   9.5%, 5-15-05 .........................     4,000      4,031,072
 Dominion Resources, Inc.,
   7.82%, 9-15-04 ........................     8,250      8,881,719
 Entergy Arkansas, Inc.,
   7.5%, 8-1-07 ..........................     3,750      3,832,804
 HQI Transelec Chile S.A.,
   7.875%, 4-15-11 .......................     3,250      3,588,110
 Niagara Mohawk Power Corporation,
   7.375%, 7-1-03 ........................     4,159      4,212,374
 Oncor Electric Delivery Company,
   6.375%, 5-1-12 ........................     8,000      8,843,608
                                                       ------------
                                                         33,389,687
                                                       ------------

Utilities -- Gas and Pipeline - 1.03%
 Tennessee Gas Pipeline Company,
   7.0%, 3-15-27 .........................     6,000      5,625,000
 Williams Companies, Inc. (The),
   6.5%, 8-1-06 ..........................     2,500      2,262,500
 Williams Holdings of Delaware, Inc.,
   6.5%, 12-1-08 .........................     1,750      1,461,250
                                                       ------------
                                                          9,348,750
                                                       ------------
Utilities -- Telephone - 4.44%
 AirTouch Communications, Inc.,
   6.65%, 5-1-08 .........................     5,500      6,247,092
 BellSouth Capital Funding Corporation,
   6.04%, 11-15-26 .......................     2,500      2,768,410
 BellSouth Corporation,
   5.0%, 10-15-06 ........................     2,500      2,686,310
 British Telecommunications Public Limited
   Company,
   8.375%, 12-15-10 ......................     6,000      7,287,630
 Deutsche Telekom International Finance B.V.,
   8.5%, 6-15-10 .........................     7,750      9,094,323
 Pacific Bell,
   7.25%, 11-1-27 ........................     3,250      3,543,014
 Telefonos de Mexico, S.A. de C.V.,
   8.25%, 1-26-06 ........................     3,750      4,204,688
 Qwest Communications International Inc.,
   7.5%, 11-1-08 .........................     5,000      4,312,500
                                                       ------------
                                                         40,143,967
                                                       ------------

TOTAL CORPORATE DEBT SECURITIES - 48.53%               $439,140,011
 (Cost: $417,023,707)

OTHER GOVERNMENT SECURITIES
Brazil - 0.52%
 Federative Republic of Brazil (The),
   10.25%, 1-11-06 .......................     4,750      4,702,500
                                                       ------------

Canada - 2.58%
 Hydro-Quebec,
   8.05%, 7-7-24 .........................     9,000     11,830,401
 Province de Quebec,
   7.14%, 2-27-26 ........................     9,200     11,481,683
                                                       ------------
                                                         23,312,084
                                                       ------------

Supranational - 0.70%
 Inter-American Development Bank,
   8.4%, 9-1-09 ..........................     5,000      6,350,310
                                                       ------------

TOTAL OTHER GOVERNMENT SECURITIES - 3.80%              $ 34,364,894
 (Cost: $27,854,782)

UNITED STATES GOVERNMENT SECURITIES
Agency Obligations - 9.29%
 Federal Home Loan Bank:
   3.1%, 12-16-05 ........................     4,000      4,034,608
   4.375%, 8-15-07 .......................     5,750      5,817,827
 Federal Home Loan Mortgage Corporation:
   4.625%, 4-11-05 .......................     1,000      1,000,892
   5.95%, 1-19-06 ........................     5,000      5,523,840
   2.85%, 9-12-06 ........................     2,500      2,519,985
   3.25%, 2-25-08 ........................     4,000      4,016,292
 Federal National Mortgage Association:
   4.0%, 12-10-04 ........................     2,725      2,740,576
   3.75%, 7-29-05 ........................     2,000      2,053,616
   3.0%, 11-28-05 ........................     4,750      4,759,087
   5.5%, 2-15-06 .........................     8,000      8,755,752
   5.25%, 8-14-06 ........................     3,750      3,801,589
   6.25%, 7-19-11 ........................     4,500      4,734,648
   6.0%, 12-21-11 ........................    17,250     18,282,533
 Tennessee Valley Authority:
   4.875%, 12-15-16 ......................     9,000      9,776,844
   5.88%, 4-1-36 .........................     5,500      6,215,039
                                                       ------------
Total Agency Obligations                                 84,033,128
                                                       ------------

Mortgage-Backed Obligations - 25.66%
 Federal Home Loan Mortgage Corporation Agency
   REMIC/CMO:
   6.5%, 9-25-18 .........................     2,046      2,092,934
   6.5%, 11-25-21 ........................     3,500      3,664,827
   6.5%, 1-15-27 .........................     8,250      8,426,986
   6.5%, 7-15-28 .........................     2,442      2,477,623
   7.5%, 9-15-29 .........................     1,949      2,176,063
   6.5%, 11-15-29 ........................     6,750      7,043,902
 Federal Home Loan Mortgage Corporation
   Non-Agency REMIC/CMO:
   5.5%, 3-15-14 .........................     7,600      8,067,908
   5.5%, 2-15-29 .........................     2,000      2,070,696
   6.0%, 3-15-29 .........................     6,646      6,867,389
   6.5%, 11-15-29 ........................    10,000     10,474,064
   6.5%, 6-15-30 .........................     5,000      5,220,176
   4.25%, 3-15-31 ........................     5,474      5,588,515
 Federal Home Loan Mortgage Corporation
   Participation Certificates:
   5.5%, 9-1-08 ..........................     5,819      6,038,624
   9.0%, 6-1-27 ..........................     2,686      3,001,046
   6.0%, 11-1-28 .........................     5,830      6,052,419
   7.0%, 5-1-31 ..........................     2,200      2,317,596
   6.5%, 10-1-31 .........................     4,565      4,762,354
   6.5%, 11-1-31 .........................     5,129      5,350,832
   6.0%, 2-1-32 ..........................     8,523      8,839,025
   6.5%, 6-1-32 ..........................     4,506      4,700,928
 Federal National Mortgage Association Agency
   REMIC/CMO:
   6.0%, 3-25-14 .........................     6,500      6,943,395
   6.0%, 2-25-28 .........................     2,696      2,743,564
 Federal National Mortgage Association Non-Agency
   REMIC/CMO:
   5.0%, 4-25-15 .........................    10,000     10,401,454
   5.5%, 12-25-15 ........................     2,000      2,108,353
   6.0%, 2-25-24 .........................     1,250      1,288,015
   4.0%, 11-25-32 ........................    10,658     10,809,587
   4.0%, 3-25-33 .........................     4,969      5,024,816
 Federal National Mortgage Association
   Pass-Through Certificates:
   6.09%, 4-1-09 .........................     4,291      4,762,177
   5.5%, 1-1-17 ..........................     8,644      8,980,735
   6.0%, 1-1-17 ..........................     5,201      5,444,213
   6.0%, 2-1-17 ..........................     5,285      5,531,851
   6.5%, 3-1-17 ..........................     2,010      2,128,076
   5.5%, 7-1-17 ..........................     3,188      3,311,327
   5.5%, 12-1-17 .........................     3,305      3,433,583
   5.0%, 3-1-18 ..........................     4,500      4,631,777
   7.0%, 6-1-24 ..........................     1,993      2,114,498
   6.0%, 12-1-28 .........................     3,114      3,235,828
 Government National Mortgage Association Non-
   Agency REMIC/CMO,
   5.0%, 1-20-32 .........................     5,500      5,618,427
 Government National Mortgage Association
   Pass-Through Certificates:
   8.0%, 11-15-17 ........................     2,945      3,241,186
   7.5%, 7-15-23 .........................       809        870,734
   7.5%, 12-15-23 ........................     1,342      1,444,947
   8.0%, 9-15-25 .........................     1,474      1,617,124
   7.0%, 7-20-27 .........................        88         93,556
   7.0%, 9-20-27 .........................     1,343      1,422,391
   6.5%, 7-15-28 .........................     5,153      5,428,359
   6.5%, 5-15-29 .........................     2,701      2,844,894
   7.5%, 7-15-29 .........................       808        865,370
   7.75%, 10-15-31 .......................     1,913      2,138,538
 United States Department of Veterans Affairs,
   Guaranteed REMIC Pass-Through Certificates,
   Vendee Mortgage Trust:
   2000-1 Class 2-C,
   7.25%, 11-15-21 .......................     2,250      2,314,087
   2000-2 Class 1-D,
   7.5%, 9-15-26 .........................     4,500      4,745,010
   2001-2 Class 1-D,
   6.75%, 9-15-19 ........................     4,250      4,356,876
   2001-3 Class G,
   6.5%, 4-15-27 .........................     2,000      2,146,345
   2002-1 Class 2-G,
   6.5%, 10-15-25 ........................     4,500      4,911,543
                                                       ------------
Total Mortgage-Backed Obligations                       232,186,543
                                                       ------------

Treasury Obligations - 9.87%
 United States Treasury Bonds:
   11.25%, 2-15-15 .......................    10,250     17,067,050
   8.875%, 8-15-17 .......................     3,000      4,396,992
   6.125%, 11-15-27 ......................    14,750     17,214,858
 United States Treasury Notes:
   6.5%, 8-15-05 .........................    10,000     11,123,440
   7.0%, 7-15-06 .........................    11,000     12,683,946
   6.5%, 10-15-06 ........................    22,000     25,159,068
   5.75%, 8-15-10 ........................     1,500      1,722,538
                                                       ------------
Total Treasury Obligations                               89,367,892
                                                       ------------

TOTAL UNITED STATES GOVERNMENT SECURITIES - 44.82%     $405,587,563
 (Cost: $388,868,003)

TOTAL SHORT-TERM SECURITIES - 3.33%                    $ 30,077,775
 (Cost: $30,077,775)

TOTAL INVESTMENT SECURITIES - 100.48%                  $909,170,243
 (Cost: $863,824,267)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.48%)      (4,306,209)

NET ASSETS - 100.00%                                   $904,864,034


Notes to Schedule of Investments

(A)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR -- Euro).

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2003, the total value of these securities amounted to $17,907,344 or 1.98% of net assets.

(C)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     BOND FUND
     March 31, 2003
     (In Thousands, Except for Per Share Amounts)

ASSETS
  Investment securities -- at value (cost - $863,824)
     (Notes 1 and 3) .......................................  $909,170
  Cash  ....................................................     7,395
  Receivables:
     Interest ..............................................    11,396
     Fund shares sold ......................................     1,733
  Prepaid insurance premium  ...............................        17
                                                              --------
       Total assets  .......................................   929,711
                                                              --------
LIABILITIES
  Payable for investment securities purchased  .............    16,163
  Payable to Fund shareholders  ............................     8,030
  Accrued service fee (Note 2)  ............................       175
  Accrued shareholder servicing (Note 2)  ..................       174
  Accrued distribution fee (Note 2)  .......................        13
  Accrued management fee (Note 2)  .........................        13
  Accrued accounting services fee (Note 2)  ................         8
  Other  ...................................................       287
                                                              --------
       Total liabilities  ..................................    24,847
                                                              --------
          Total net assets .................................  $904,864
                                                              ========
NET ASSETS
  $1.00 par value capital stock:
     Capital stock .........................................  $138,395
     Additional paid-in capital ............................   722,660
  Accumulated undistributed income (loss):
     Accumulated undistributed net investment income .......       736
     Accumulated undistributed net realized
       loss on investment transactions  ....................    (2,289)
     Net unrealized appreciation in value of
       investments  ........................................    45,362
                                                              --------
       Net assets applicable to outstanding
          units of capital .................................  $904,864
                                                              ========
Net asset value per share (net assets divided
  by shares outstanding):
  Class A  .................................................     $6.54
  Class B  .................................................     $6.54
  Class C  .................................................     $6.54
  Class Y  .................................................     $6.54
Capital shares outstanding:
  Class A  .................................................   125,754
  Class B  .................................................     7,549
  Class C  .................................................     2,989
  Class Y  .................................................     2,103
Capital shares authorized ..................................   280,000
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     BOND FUND
     For the Six Months Ended March 31, 2003
     (In Thousands)
INVESTMENT INCOME
  Interest and amortization (Note 1B)  .....................   $24,172
                                                              --------
  Expenses (Note 2):
     Investment management fee .............................     2,245
     Service fee:
       Class A  ............................................       953
       Class B  ............................................        57
       Class C  ............................................        23
     Shareholder servicing:
       Class A  ............................................       831
       Class B  ............................................        80
       Class C  ............................................        29
       Class Y  ............................................         9
     Distribution fee:
       Class A  ............................................        43
       Class B  ............................................       171
       Class C  ............................................        70
     Accounting services fee ...............................        50
     Custodian fees ........................................        34
     Audit fees ............................................        12
     Legal fees ............................................         8
     Other .................................................       135
                                                              --------
       Total expenses  .....................................     4,750
                                                              --------
          Net investment income ............................    19,422
                                                              --------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTES 1 AND 3)
  Realized net gain on securities  .........................       654
  Realized net gain on foreign
     currency transactions .................................       694
                                                              --------
     Realized net gain on investments ......................     1,348
  Unrealized appreciation in value of investments
     during the period .....................................     5,281
                                                              --------
       Net gain on investments  ............................     6,629
                                                              --------
          Net increase in net assets resulting
            from operations ................................   $26,051
                                                              ========
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     BOND FUND
     (In Thousands)

                                      For the    For the
                                        six       fiscal
                                      months       year
                                       ended      ended
                                      3-31-03    9-30-02
                                     ---------  ---------
INCREASE IN NET ASSETS
  Operations:
     Net investment income ........    $19,422    34,211
     Realized net gain
       on investments  ............      1,348     1,937
     Unrealized appreciation ......      5,281    18,128
                                      --------  --------
       Net increase in net
          assets resulting
          from operations .........     26,051    54,276
                                      --------  --------
  Distributions to shareholders
     from net investment income (Note 1D):(1)
     Class A ......................    (18,321)  (31,648)
     Class B ......................       (841)   (1,223)
     Class C ......................       (350)     (431)
     Class Y ......................       (302)     (517)
                                      --------  --------
                                       (19,814)  (33,819)
                                      --------  --------
  Capital share transactions (Note 5)   35,253   226,794
                                      --------  --------
       Total increase  ............     41,490   247,251
NET ASSETS
  Beginning of period  ............    863,374   616,123
                                      --------  --------
  End of period  ..................   $904,864  $863,374
                                      ========  ========
     Undistributed net investment
       income  ....................   $    736  $    434
                                      ========  ========

(1)See "Financial Highlights" on pages 21-24.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     BOND FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the For the fiscal For the
                        six     year ended  fiscal    For the fiscal year
                     months  September 30,  period     ended December 31,
                      ended----------------  ended    -------------------
                    3-31-03   2002    2001 9-30-00    1999    1998   1997
                    ------- -------------- -------   -----   -----  -----
Net asset value,
 beginning of period $6.49  $6.33   $6.01  $5.97    $6.39   $6.32  $6.14
                     -----   -----  -----   -----   -----   -----  -----
Income (loss) from investment
 operations:
 Net investment income0.15   0.31    0.35   0.27     0.35    0.38   0.39
 Net realized and
   unrealized gain
   (loss) on
   investments .....  0.05    0.16   0.32    0.04   (0.42)   0.07   0.19
                     -----   -----  -----   -----   -----   -----  -----
Total from investment
 operations  .......  0.20    0.47   0.67    0.31   (0.07)   0.45   0.58
                     -----   -----  -----   -----   -----   -----  -----
Less distributions from
 net investment
 income              (0.15)  (0.31)  (0.35) (0.27)  (0.35)  (0.38) (0.40)
                     -----   -----  -----   -----   -----   -----  -----
Net asset value,
 end of period  .... $6.54   $6.49  $6.33   $6.01   $5.97   $6.39  $6.32
                     =====   =====  =====   =====   =====   =====  =====
Total return(1) ....   3.11%   7.67% 11.50%  5.24%  -1.08%   7.27%  9.77%
Net assets, end of
 period (in
 millions)  ........   $822    $792   $584   $493    $501    $551   $524
Ratio of expenses to
 average net assets    1.03%(2)1.03%  1.01%  1.02%(2)0.95%   0.84%  0.77%
Ratio of net investment
 income to average
 net assets  .......   4.51%(2)4.92%  5.66%  6.00%(2)5.72%   5.88%  6.34%
Portfolio turnover
 rate  .............  21.65%  25.20% 36.46% 23.21%  34.12%  33.87% 35.08%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     BOND FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                         For the
                      For the       For the fiscal For theperiod
                          six         year ended    fiscal   from
                       months       September 30,   period9-9-99(1)
                        ended   ------------------   endedthrough
                      3-31-03      2002   2001    9-30-0012-31-99
                      --------  ---------------------------------
Net asset value,
 beginning of period   $6.49     $6.33   $6.01      $5.97   $6.05
                       -----     -----   -----      -----   -----
Income (loss) from investment
 operations:
 Net investment income  0.12      0.25    0.29       0.23    0.10
 Net realized and
   unrealized gain (loss)
   on investments ..    0.05      0.16    0.33       0.04   (0.08)
                       -----     -----   -----      -----   -----
Total from investment
 operations  .......    0.17      0.41    0.62       0.27    0.02
                       -----     -----   -----      -----   -----
Less distributions from
 net investment income (0.12)    (0.25)  (0.30)     (0.23)  (0.10)
                       -----     -----   -----      -----   -----
Net asset value,
 end of period  ....   $6.54     $6.49   $6.33      $6.01   $5.97
                       =====     =====   =====      =====   =====
Total return .......    2.64%     6.75%  10.55%      4.56%  0.30%
Net assets, end of
 period (in
 millions)  ........     $49       $43     $22         $7      $2
Ratio of expenses to
 average net assets     1.93%(2)  1.91%   1.87%      1.90%(2)1.91%(2)
Ratio of net investment
 income to average
 net assets  .......    3.60%(2)  4.03%   4.74%      5.12%(2)4.93%(2)
Portfolio turnover
 rate  .............   21.65%    25.20%  36.46%     23.21%  34.12%(2)

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     BOND FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                      For the
                      For the  For the fiscal  For the period
                          six      year ended   fiscal   from
                       months   September 30,    period9-9-99(1)
                        ended  ------------------endedthrough
                      3-31-03    2002   2001  9-30-0012-31-99
                     ----------------------------------------
Net asset value,
 beginning of period    $6.49  $6.33   $6.01  $5.96   $6.05
                        -----   -----  -----   -----  -----
Income (loss) from investment
 operations:
 Net investment income   0.12   0.26    0.30   0.22    0.10
 Net realized and
   unrealized gain (loss)
   on investments ..     0.05    0.16   0.32    0.05  (0.09)
                        -----   -----  -----   -----  -----
Total from investment
 operations  .......     0.17    0.42   0.62    0.27   0.01
                        -----   -----  -----   -----  -----
Less distributions from
 net investment income  (0.12) (0.26)  (0.30) (0.22)  (0.10)
                        -----   -----  -----   -----  -----
Net asset value,
 end of period  ....    $6.54   $6.49  $6.33   $6.01  $5.96
                        =====   =====  =====   =====  =====
Total return .......     2.66%   6.77% 10.53%   4.64%  0.13%
Net assets, end of
 period (in
 thousands)  .......  $19,534 $17,304 $6,738  $1,382   $289
Ratio of expenses to
 average net assets      1.88%(2)1.90%  1.87%  1.95%(2)1.98%(2)
Ratio of net investment
 income to average
 net assets  .......     3.65%(2)4.03%  4.72%  5.07%(2)4.87%(2)
Portfolio turnover
 rate  .............    21.65%  25.20% 36.46%  23.21% 34.12%(2)

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     BOND FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                   For the         For the For the
                       six  fiscal year endedfiscal    For the fiscal year
                    months   September 30,  period       ended December 31,
                     ended  ---------------- ended    -----------------------
                   3-31-03    2002    2001 9-30-00   1999    1998   1997
                  --------  -------------- -------  -----   -----  -----
Net asset value,
 beginning of period  $6.49  $6.33   $6.01  $5.97    $6.39  $6.32   $6.14
                      -----   -----  -----   -----   -----   -----  -----
Income (loss) from investment
 operations:
 Net investment income 0.15   0.30    0.38   0.28     0.40   0.39   0.42
 Net realized and
   unrealized gain (loss)
   on investments ..   0.06    0.19   0.31    0.04   (0.45)   0.07   0.17
                      -----   -----  -----   -----   -----   -----  -----
Total from investment
 operations  .......   0.21    0.49   0.69    0.32   (0.05)   0.46   0.59
                      -----   -----  -----   -----   -----   -----  -----
Less distributions from
 net investment income(0.16) (0.33)  (0.37)  (0.28)  (0.37)  (0.39) (0.41)
                      -----   -----  -----   -----   -----   -----  -----
Net asset value,
 end of period  ....  $6.54   $6.49  $6.33   $6.01   $5.97   $6.39  $6.32
                      =====   =====  =====   =====   =====   =====  =====
Total return .......   3.26%   7.99% 11.83%   5.47%  -0.81%   7.54%  9.91%
Net assets, end of
 period (in
 millions)  ........    $14     $11     $3      $3      $2      $6     $5
Ratio of expenses to
 average net assets   0.72%(1) 0.73%  0.73%   0.72%(1)0.69%   0.61%  0.64%
Ratio of net investment
 income to average
 net assets  .......  4.81%(1) 5.21%  5.95%   6.30%(1)6.00%   6.10%  6.48%
Portfolio turnover
 rate  ............. 21.65%   25.20% 36.46%  23.21%  34.12%  33.87% 35.08%

(1)Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     March 31, 2003

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. Waddell & Reed Advisors Bond Fund (the "Fund") is one of those mutual funds and is the only fund included in these financial statements. Its investment objective is to provide a reasonable return with emphasis on preservation of capital, by investing primarily in domestic debt securities, usually bonds of investment grade. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported.
     Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See
     Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

  D.
     Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

E. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into United States dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Corporation's investment manager. The Fund pays a fee for investment management services.
The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At March 31, 2003, additional security costs amounted to $21,744, which is included in other expenses.

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,837,278. During the period ended March 31, 2003, W&R received $ 53,402 and $2,822 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $1,283,987 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $25,044, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

Purchases of investment securities, other than United States Government securities and short-term securities, aggregated $90,821,740, while proceeds from maturities and sales aggregated $36,654,235. Purchases of short-term securities and United States Government securities aggregated $2,225,367,088 and $135,367,113, respectively. Proceeds from maturities and sales of short-term securities and United States Government securities aggregated $2,262,539,749 and $145,129,752, respectively.

For Federal income tax purposes, cost of investments owned at September 30, 2002 was $826,665,648, resulting in net unrealized appreciation of $40,015,475, of which $51,832,348 related to appreciated securities and $11,816,873 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2002 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income ......................... $34,195,232
Distributed ordinary income .................  33,819,044
Undistributed ordinary income* ..............     428,624

Realized long-term capital gains ............         ---
Distributed long-term capital gains .........         ---
Undistributed long-term capital gains .......         ---

Capital loss carryover ......................         ---

Post-October losses deferred ................         ---

*This entire amount was distributed prior to December 31, 2002.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2003 ..........................  $   80,903
September 20, 2008 ..........................   2,794,914
September 30, 2009 ..........................       2,113
                                               ----------
Total carryover .............................  $2,877,930
                                               ==========

NOTE 5 -- Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below.  Amounts are in thousands.

                            For the       For the
                         six months        fiscal
                              ended    year ended
                            3-31-03       9-30-02
                        -----------   -----------
Shares issued from sale
 of shares:
 Class A  ............       26,810        97,004
 Class B  ............        2,032         4,205
 Class C  ............        1,228         2,343
 Class Y  ............          434         2,351
Shares issued from
 reinvestment of dividends:
 Class A  ............        2,654         4,661
 Class B .............          127           187
 Class C .............           54            67
 Class Y  ............           46            82
Shares redeemed:
 Class A  ............      (25,719)      (71,874)
 Class B .............       (1,193)       (1,354)
 Class C .............         (960)         (808)
 Class Y  ............         (121)       (1,120)
                             ------        ------
Increase in outstanding
 capital shares ......        5,392        35,744
                             ======        ======
Value issued from sale
 of shares:
 Class A  ............     $173,325      $613,921
 Class B  ............       13,135        26,571
 Class C  ............        7,934        14,853
 Class Y  ............        2,798        14,810
Value issued from
 reinvestment of dividends:
 Class A  ............       17,119        29,298
 Class B  ............          819         1,178
 Class C  ............          346           423
 Class Y  ............          300           514
Value redeemed:
 Class A  ............     (165,837)     (453,975)
 Class B  ............       (7,703)       (8,534)
 Class C  ............       (6,206)       (5,092)
 Class Y  ............         (777)       (7,173)
                           --------       -------
Increase in outstanding
 capital  ............      $35,253      $226,794
                           ========       =======

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Funds, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Bond Fund (the "Fund"), one of the mutual funds comprising Waddell & Reed Advisors Funds, Inc. as of March 31, 2003, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2002, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Bond Fund as of March 31, 2003, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2002, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
May 9, 2003

DIRECTORS
Keith A. Tucker, Chairman of the Board
James M. Concannon
John A. Dillingham
David P. Gardner
Linda K. Graves
Joseph Harroz, Jr.
John F. Hayes
Robert L. Hechler
Henry J. Herrmann
Glendon E. Johnson
Frank J. Ross, Jr.
Eleanor B. Schwartz
Frederick Vogel III

OFFICERS
Henry J. Herrmann, President
James C. Cusser, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Michael D. Strohm, Vice President

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.





FOR MORE INFORMATION:
Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CLIENT SERVICES
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888) WADDELL
  (888) 923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1020SA(3-03)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.